Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALGER GLOBAL GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Alger Global Growth Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" on page 20 of the Fund's Statement of Additional Information. Total Annual Fund Operating Expenses below are for the year ended October 31, 2013, adjusted for contractual fees currently in place.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-02-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 96.45% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.45%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, including common stocks, American Depositary Receipts and Global Depositary Receipts, of global companies, which include both U.S. and foreign companies. Foreign companies are companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or derive more than 50% of their revenue or profits from business, investments or sales, outside the United States. The Fund's foreign investments will include securities of companies in both developed and emerging market countries. The Fund may invest in companies of any market capitalization, from large, well-established companies to small, emerging growth companies.

The Fund will typically have significant exposure to issuers domiciled outside the U.S. Fred Alger Management, Inc. believes that exposure to issuers domiciled outside the U.S. can help provide diversification when seeking long-term growth of capital. The Fund may emphasize its exposure to foreign (including emerging market) securities if Fred Alger Management, Inc. believes that such securities have the potential to outperform U.S. securities. The Fund will allocate its assets among various regions and at least three different countries, including the U.S.

The Fund's benchmark is the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI), which is an unmanaged, market capitalization-weighted index designed to provide a broad measure of equity market performance throughout the world, including both developed and emerging markets.

The Fund can leverage, that is, borrow money to purchase additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary use of derivatives will involve entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any fund that invests in stocks, your investment will fluctuate in value, and you may lose money by investing in the Fund. The Fund's price per share will fluctuate due to changes in the market prices of its investments.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political, and economic developments than other stocks, making their prices more volatile. Based on the Fund's investment objective, an investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers, particularly emerging country issuers. Special risks associated with investments in emerging country issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The securities of issuers located in emerging markets can be more volatile, and less liquid, than those of issuers in more mature economies.

A small investment in derivatives could have a potentially large impact on the Fund's performance. Forward currency contracts are subject to currency exchange rate risks and the risk of non-performance by the contract counterparty.

The following risks also apply:

•  investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

•  the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

•  it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

•  if a focused investment strategy, one that targets a limited number of issuers, sectors, industries, or geographic regions, is employed it may increase risk and volatility.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any fund that invests in stocks, your investment will fluctuate in value, and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Previously, the Fund followed different investment strategies under the name "Alger China-U.S. Growth Fund." Performance prior to May 31, 2013 does not reflect the Fund's current investment strategies. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alger.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN FOR CLASS A SHARES as of December 31 (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Performance in the bar chart does not reflect the effect of the sales charge imposed on Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2 2009 27.22% Worst Quarter: Q4 2008 -28.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.59%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2013
MSCI ACWI (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.72%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.36%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 03, 2003
ALGER GLOBAL GROWTH FUND CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	670
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,094
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,542
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,783
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	670
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,094
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,542
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,783
Annual Return 2004	rr_AnnualReturn2004	12.38%
Annual Return 2005	rr_AnnualReturn2005	13.92%
Annual Return 2006	rr_AnnualReturn2006	39.41%
Annual Return 2007	rr_AnnualReturn2007	48.89%
Annual Return 2008	rr_AnnualReturn2008	(54.20%)
Annual Return 2009	rr_AnnualReturn2009	58.72%
Annual Return 2010	rr_AnnualReturn2010	15.37%
Annual Return 2011	rr_AnnualReturn2011	(17.73%)
Annual Return 2012	rr_AnnualReturn2012	13.88%
Annual Return 2013	rr_AnnualReturn2013	22.10%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.92%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 03, 2003
ALGER GLOBAL GROWTH FUND CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.80%	[1]
ALGER GLOBAL GROWTH FUND CLASS A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.83%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.71%	[1]
ALGER GLOBAL GROWTH FUND CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.90%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	328
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	837
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,177
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	228
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	837
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,471
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,177
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.10%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.73%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 03, 2008

[1]	Performance of the Fund's Class C Shares prior to March 3, 2008 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses.
[2]	Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.
[3]	Fred Alger Management, Inc. has contractually agreed to reimburse Fund expenses (excluding interest, taxes, brokerage, and extraordinary expenses) through February 28, 2015 to the extent necessary to limit the total annual fund operating expenses of the Fund's Class A Shares to 1.50%, and Class C Shares to 2.25%, of the class's average daily net assets. This expense reimbursement cannot be terminated. Fred Alger Management, Inc. may recoup reimbursed expenses during the one-year term of the expense reimbursement contract if the expense ratio falls below the stated limitation.